Statement of Additional Information

                                     For the

                              Scudder Horizon Plan

                  a Flexible Premium Variable Deferred Annuity

                                 Issued Through

                    Charter National Variable Annuity Account

                                   Offered by

                     Charter National Life Insurance Company
                           (A Missouri Stock Company)
                             Customer Service Center
                               8301 Maryland Ave.
                               St. Louis, MO 63105
                                 1-800-242-4402
                                   -----------

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Plan, a flexible premium variable deferred annuity (the "Contract") offered by Charter National Life Insurance Company.

You may obtain a copy of the Prospectus dated May 1, 1999, by calling (800) 225-2470 or writing to:

                        Scudder Investment Services, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103

     Terms used in the current Prospectus for the Contract are incorporated in this Statement.



     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

                Dated May 1, 1999, as supplemented July 1, 1999

                                Table of Contents

State Regulation of Charter...............................................1
Certain Federal Income Tax Consequences of................................1
Certain Exchanges and Surrenders..........................................1
Safekeeping of the Variable Account's Assets..............................1
Purchase and Services Agreements..........................................2
Calculation of Yields and Total Returns...................................2
   Money Market Subaccount Yields.........................................3
   Other Subaccount Yields................................................4
   Total Returns..........................................................5
   Effect of the Records Maintenance Charge on Performance Data...........6
Other Performance Data....................................................7
   Cumulative Total Returns...............................................7
   Adjusted Historic Portfolio Performance................................8
   Comparison of Performance and Expense Information......................8
Legal Matters.............................................................9
Independent Accountants...................................................9
Financial Statements......................................................9

     In order to supplement the description in the Prospectus, this document provides additional information about Charter and the Contract that may be of interest to you.

                           State Regulation of Charter

     We are a stock life insurance company organized under the laws of Missouri, and are subject to regulation by the Missouri State Department of Insurance. We file quarterly statements covering the operations and reporting on the financial condition of Charter with the Missouri Director of Insurance. Periodically, the Missouri Director of Insurance examines the financial condition of Charter, including the liabilities and reserves of the Variable Account and other separate accounts of which we are the depositor.

     In addition, we are subject to the insurance laws and regulations of all the states in which we are licensed to operate. The availability of the Contract and certain contract rights and provisions depend on state approval and/or filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

                   Certain Federal Income Tax Consequences of
                        Certain Exchanges and Surrenders

     Under Section 1035 of the Code, generally no gain or loss is recognized on a qualifying exchange of an annuity contract for another annuity contract. A direct exchange of an annuity contract for a Contract should qualify as an exchange under Section 1035 of the Code. There are, however, certain exceptions to this rule. Moreover, although the issue is not free from doubt, certain surrenders under an annuity contract followed by an investment in the Contract also may qualify as exchanges under Section 1035 of the Code. Due to the uncertainty of the rules regarding the determination of whether a transaction qualifies under Section 1035 of the Code, prospective purchasers are urged to consult their own tax advisers.

     In addition to being nontaxable events,  certain exchanges qualifying under
Section 1035 of the Code may also result in a carry-over of the federal income tax treatment of the old annuity contract to the new annuity contract. Due to the complexity of the rules regarding the proper treatment of an exchange qualifying under Section 1035 of the Code, however, prospective purchasers are urged to consult their own tax advisers.

                  Safekeeping of the Variable Account's Assets

     We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Charter's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Charter.

                        Purchase and Services Agreements

     On September 2, 1998 Charter and Leucadia National Corporation, Charter's parent company at that time, entered into a coinsurance agreement ("the Agreement") with Allstate Life Insurance Company ("Allstate") reinsuring all of Charter's rights, liabilities and obligations with respect to the Variable Account under the Contract. On the same date, Charter and Allstate entered into an administrative services agreement ("Services Agreement") under which Allstate, or its designee, has agreed to provide the administrative services in connection with the Contract and the Variable Account on behalf of Charter. Included among such services are premium payment processing, all transfer, withdrawal or surrender requests, prepare all records (including records of all purchases and redemption of the shares of each portfolio) and reports relating to the Variable Account and the Contract. As compensation for its services, Allstate retains the charges deducted from Separate Account or Contract Values. Allstate is responsible for payment of all expenses in connection with the Contract and the Separate Account. Allstate's principal address is 3100 Sanders Rd., Northbrook, Illinois 60062.

     On July 1, 1999, Allstate announced that it had purchased Charter from Leucadia National Corporation ("Leucadia").

     CNL, Inc. ("CNL") is the principal underwriter of the Contract. On September 2, 1998, Leucadia, then the sole owner of all of CNL's stock, sold all of its CNL stock to Allstate. Allstate is now sole owner of CNL.

                     Calculation of Yields and Total Returns

     From time to time, we may disclose yields, total returns and other performance data pertaining to the Contracts for the Subaccounts in accordance with the standards deemed by the Securities and Exchange Commission. Because of the charges and deductions imposed under the Contract the yield for the Subaccounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the Subaccounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, Charter will deduct the amount of tax due from each payment at rates ranging from a minimum of .5% to a maximum of 3.5%. Any premium taxes levied by political subdivisions will likewise be deducted from payments; such taxes are generally at rates of less than 1%.

     The yields and total returns for periods prior to the date the Subaccounts commenced operations, when disclosed, are based on the performance of the Scudder Variable Life Investment Fund's Portfolios and the assumption that the Subaccounts were in existence for the same periods as the Fund's Portfolios with the level of Contract charges equal to those currently assessed against the Subaccounts. The Subaccounts and Portfolios commenced operations as indicated:

Subaccount/Portfolio           Subaccount                  Portfolio

Money Market                  October, 1988               July, 1985
Bond                          October, 1988               July, 1985
Balanced                      October, 1988               July, 1985
Capital Growth                October, 1988               July, 1985
International                 October, 1988               May, 1987
Growth and Income             May, 1994                   May, 1994
Global Discovery              May, 1996                   May, 1996
Large Company Growth          May, 1999                   May, 1999
Small Company Growth          May, 1999                   May, 1999


Money Market Subaccount Yields

     We compute the Current Yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Administration Charge and the Mortality and Expense Risk Charge. The Current Yield is calculated according to the following formula:

              Current Yield = ((NCS - ES) / UV) x (365 / 7)

         We may also disclose the Effective Yield of the Money Market Subaccount for the same seven-day period determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))(365 / 7) -1


Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit under a Contract.

ES = Per unit expenses of the Subaccount for the Contracts for the seven-day period.

UV   = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Subaccount Yields

     The 30-Day Yield refers to income generated by the Bond Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond Subaccount for the Contracts include the Administration Charge and the Mortality and Expense Risk Charge. The 30-Day Yield is calculated according to the following formula:

     30-Day Yield  =  2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Subaccount's units.

ES   = Expenses of the Subaccount for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the Portfolio and its operating expenses.



Total Returns

     We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the Total Returns for these periods will be provided. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Average Annual Total Returns for the Subaccounts were as follows:

----------------------- --------------------- -------------------- --------------------- --------------------
                          One Year Period      Five Year Period      Ten Year Period         Subaccount
                          Ending 12/31/98       Ending 12/31/98     Ending 12/31/98 or     Inception Dates
Subaccount                                                           Since Inception
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market*                  4.55%                 4.26%                4.52%                 10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                 5.36%                7.83%                 10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               15.44%                12.89%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               17.65%                15.98%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%                9.54%                11.10%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income**
                               6.15%                  N/A                 19.28%                5/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery***
                               15.63%                 N/A                 12.06%                5/96
----------------------- --------------------- -------------------- --------------------- --------------------
Large Company
Growth****                      N/A                   N/A                  N/A                  5/99
----------------------- --------------------- -------------------- --------------------- --------------------
Small Company
Growth****                      N/A                   N/A                  N/A                  5/99
----------------------- --------------------- -------------------- --------------------- --------------------

* The Yield quotations for the Money Market Subaccount quoted above more closely
reflect  the  current   earnings  of  this  subaccount  than  the  total  return
quotations.

** Five- and Ten-Year Average Annual Total Returns are not available for the Growth and Income Subaccount as it began operations on May 1, 1994.

*** Five- and Ten-Year Average Annual Total Returns are not available for the Global Discovery Subaccount as it began operations on May 1, 1996.

**** One-, Five- and Ten-Year Average Annual Total Returns are not available for the Large Company Growth and Small Company Growth Subaccounts as they began operations on May 3, 1999.

     Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

     We will calculate Total Returns using Subaccount Unit Values which Charter calculates on each Valuation Date based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge of 0.40%, the Contract Administration Charge of 0.30% and (for periods prior to January 25, 1991) the Records Maintenance Charge. The Records Maintenance Charge of $35 per year per Contract was deducted at the beginning of each Contract Year. The Total Return is calculated according to the following formula:

              TR  =        (ERV / P )(to the power of 1/N) - 1

Where:

TR = The average annual total return net of Subaccount recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P    = A hypothetical single payment of $1,000.

N    = The number of years in the period.

Effect of the Records Maintenance Charge on Performance Data

     While the Contract provides for a $40 Records Maintenance Charge to be deducted annually at the beginning of each Contract Year, we are not deducting the Records Maintenance Charge at this time. On performance information prior to January 25, 1991, $35 was deducted annually at the beginning of each Contract Year proportionately from each Subaccount based on the value of the amounts in each Subaccount. For purposes of reflecting the Records Maintenance Charge in yield and total return quotations, we converted the $35 annual charge into a per dollar per day charge based on the average Account Value of all Contracts on the last day of the period for which quotations were provided and assumed that the charge would be applied to all Contracts. The per dollar per day average charge was then adjusted to reflect the basis upon which the particular quotation was calculated.

     The assumed average Records Maintenance Charge did not, except in rare instances, reflect its actual effect on a particular Contract.

                             Other Performance Data

Cumulative Total Returns

     Based on the method of calculation described below, the Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1998, were as follows:

----------------------- --------------------- -------------------- --------------------- --------------------
                          One Year Period      Five Year Period      Ten Year Period         Subaccount
                          Ending 12/31/98       Ending 12/31/98     Ending 12/31/98 or     Inception Dates
Subaccount                                                           Since Inception
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market*                  4.55%                23.20%                55.61%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                29.86%               113.59%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               105.06%              236.39%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               125.47%              341.08%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%               57.77%               186.72%                10/88
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income**             6.15%                  N/A               127.88%                5/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery***            15.63%                 N/A                 35.50%                5/96
----------------------- --------------------- -------------------- --------------------- --------------------
Large Company
Growth****                      N/A                   N/A                  N/A                  5/99
----------------------- --------------------- -------------------- --------------------- --------------------
Small Company
Growth****                      N/A                   N/A                  N/A                  5/99
----------------------- --------------------- -------------------- --------------------- --------------------

* The Yield quotations for the Money Market Subaccount quoted above more closely
reflect  the  current   earnings  of  this  subaccount  than  the  total  return
quotations.

** Five- and Ten-Year Average Annual Total Returns are not available for the Growth and Income Subaccount as it began operations on May 1, 1994.

*** Five- and Ten-Year Average Annual Total Returns are not available for the Global Discovery Subaccount as it began operations on May 1, 1996.

**** One-, Five- and Ten-Year Average Annual Total Returns are not available for the Large Company Growth and Small Company Growth Subaccounts as they began operations on May 3, 1999.


     The Cumulative Total Returns are calculated using the following formula:

              CTR = (ERV / P) - 1

Where:

CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.


     All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Adjusted Historic Portfolio Performance

     We may also disclose yield and total return for the Fund's portfolios, including for periods before the date that the Variable Account began operations. For periods prior to the date the Variable Account commenced operations, adjusted historical portfolio performance information will be calculated based on the performance of the underlying portfolios and the assumption that the subaccounts were in existence for the same periods as those of the underlying Funds, with some or all of the charges equal to those currently assessed against the subaccounts.

     In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including the Mortality and Expense Risk Charge of 0.40% and an Administrative Expense Charge of 0.30%.


----------------------- --------------------- -------------------- --------------------- --------------------
                          One Year Period      Five Year Period      Ten Year Period         Subaccount
                          Ending 12/31/98       Ending 12/31/98     Ending 12/31/98 or     Inception Dates
Portfolio                                                            Since Inception
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market                   4.55%                 4.26%                4.52%                7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                 5.36%                7.83%                7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               15.44%                12.89%               7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               17.65%                15.98%               7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%                9.54%                11.10%               5/1/87
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income
                               6.15%                  N/A                 19.28%               5/2/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery               15.63%                 N/A                 12.06%               5/1/96
----------------------- --------------------- -------------------- --------------------- --------------------
Large Company Growth            N/A                   N/A                  N/A                 5/1/99
----------------------- --------------------- -------------------- --------------------- --------------------
Small Company Growth            N/A                   N/A                  N/A                 5/1/99
----------------------- --------------------- -------------------- --------------------- --------------------

Comparison of Performance and Expense Information

     Expenses and performance information for the Contract and each Subaccount may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products investing in mutual funds (or investment portfolios of mutual funds) with investment objectives similar to each of the Subaccounts tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S."). Lipper, Morningstar and V.A.R.D.S. monitor and rank the performance and expenses of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. V.A.R.D.S. rankings only compare variable annuity issuers. The performance analyses prepared by Lipper and V.A.R.D.S. each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or certain expense deductions at the separate account level into consideration. The performance analyses prepared by Morningstar rate subaccount performance relative to its investment class based on total returns. Morningstar deducts front-end loads from total returns and deducts half of the surrender charge, if applicable, for the relevant time period when calculating performance figures. In addition, Morningstar and V.A.R.D.S. prepare risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories defined by the degree of risk inherent in their investment objectives.

     From time to time, we may also compare using other indices that measure performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices such as these may assume reinvestment of dividends that generally do not reflect deductions for the expenses of operating and managing an investment portfolio.

                                  Legal Matters

     Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain legal matters relating to the Federal Securities Laws. All matters of Missouri law pertaining to the Contracts, including the validity of the Contract and Charter's authority to issue the Contract under Missouri Insurance Law, have been passed upon by John R. Petrowski, General Counsel of Charter National Life Insurance Company.

                             Independent Accountants

     The consolidated financial statements of Charter National Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Charter National Variable Annuity Account as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 included in this Statement of Additional Information have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.



                              Financial Statements

     The financial statements of Charter, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Charter to meet its obligation under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.